Long-term Investments - Schedule of long-term investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	$ 3,209
Long-term investments, ending balance	2,492	$ 3,209
Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	3,209	14,277
Investment/Transfer	0	1,749
Divestiture	(2,711)	(643)
Change in fair value	1,994	(12,174)
Long-term investments, ending balance	2,492	3,209
Fire & Flower Holdings Corp. common shares
Disclosure Of Long Term Investment [Line Items]
Long-term investments, ending balance	1,227
Fire & Flower Holdings Corp. common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	1,292	0
Investment/Transfer	0	1,232
Divestiture	0	0
Change in fair value	(65)	60
Long-term investments, ending balance	1,227	1,292
Sundial Growers Inc. common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0
Investment/Transfer	720
Divestiture	0
Change in fair value	(99)
Long-term investments, ending balance	621	0
Inner Spirit common shares
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	1,260
Long-term investments, ending balance		1,260
Inner Spirit common shares | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	1,260	3,000
Investment/Transfer	(720)	0
Divestiture	(2,698)	(643)
Change in fair value	2,158	(1,097)
Long-term investments, ending balance	0	1,260
Inner Spirit common share purchase warrants | Level 2 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0	403
Investment/Transfer		0
Divestiture		0
Change in fair value		(403)
Long-term investments, ending balance		0
Other long-term investments | Level 1 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	517	0
Investment/Transfer	0	517
Divestiture	(13)	0
Change in fair value	0	0
Long-term investments, ending balance	504	517
Greentank Technologies | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0	6,574
Investment/Transfer		0
Divestiture		0
Change in fair value		(6,574)
Long-term investments, ending balance		0
Neal Brothers Inc. | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	0	4,000
Investment/Transfer		0
Divestiture		0
Change in fair value		(4,000)
Long-term investments, ending balance		0
Segra International Corp | Level 3 Investments | Fair value
Disclosure Of Long Term Investment [Line Items]
Long-term investments, beginning balance	140	300
Investment/Transfer	0	0
Divestiture	0	0
Change in fair value	0	(160)
Long-term investments, ending balance	$ 140	$ 140